PROMISSORY NOTE PAYABLE TO SHAREHOLDER	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Note 6 - PROMISSORY NOTE PAYABLE TO SHAREHOLDER

The Company has an outstanding note payable provided by the major shareholder and sole officer and director which is unsecured and bears no interest. The note is payable upon demand. The outstanding balance under the note was $19,943 and $18,018 as of December 31, 2018 and December 31, 2017 respectively.